Form N-1A Supplement	Oct. 14, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated March 21, 2025,

and where applicable a Fund’s summary prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.